COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

On September 30, 2016, the Company entered a cell line sales agreement with the product manufacturer. Under the terms of the agreement the Company is obligated to make future payments based on the milestones of its achievements. These future payments may be as followed;

1. $225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a Product

2. $225,000 payable upon the first Biologics License Application approval (or equivalent) of a product.

3. Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000;

4. A contingent sales fee upon first commercial sale of a product of 1% of sales or $150,000 whichever is greater payable quarterly.

As of December 31, 2023 the outstanding balance was $50,090.

On March 9, 2020, the Board of Directors of the Company adapted an expense bonus program. Under the program, if an acquisition, merger or change in control is affected, 10% of the value of the transaction will be allocated to pay the expenses of the transaction including but not limited to legal, accounting, transfer fees and other miscellaneous expense. The balance of the fund after expenses will be allocated 20% to directors and 80% to officers and employees of the Company as allocated by the Chief Executive Officer and approved by the Board of Directors.

NOTE 12 –COMMITMENTS AND CONTINGENCIES

On June 30, 2016, the Company entered into a cell line sales agreement with the product manufacture. Under the terms of the agreement the company is obligated to make future payments based on the milestones of its achievements.  These future payments may be as followed;

1.	$100,000 upon the initiation (first dose/first patient) of the first Phase I clinical trial (or equivalent) of a product.
2.	$225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a product.
3.	$225,000 payable upon the first BLA approval (or equivalent) of a product.
4.	Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000.
5.	A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.

As of March 31, 2023 the outstanding amount due the manufacture was $19,300.

On March 9, 2020, the Board of Directors of the Company adapted an expense bonus program. Under the program, if an acquisition, merger or change in control is affected, 10% of the value of the transaction will be allocated to pay the expenses of the transaction including but not limited to legal, accounting, transfer fees and other miscellaneous expense. The balance of the fund after expenses will be allocation 20% to directors and 80% to officers and employees of the Company as allocated by the Chief Executive Officer and approved by the Board of Directors.

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company.